Quarterly portfolio holdings
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.5%
Equity - 94.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,967,698	$415,351,804
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,378,067	122,944,438
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,550,437	474,004,504
Disciplined Value International, Class NAV, JHIT (Boston Partners)	17,838,799	333,050,383
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	12,305,926	173,144,377
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,233,210	313,088,234
International Dynamic Growth, Class NAV, JHIT (Axiom)	14,211,077	279,247,668
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,512,697	390,405,175
Mid Cap Growth, Class NAV, JHIT (Wellington)	7,600,259	154,665,275
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,009,783	233,683,180
Multifactor Emerging Markets ETF, JHETF (DFA)	2,195,740	89,871,638
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,741,264	148,167,792
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,489,585	186,969,090
Fixed income - 1.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,071,612	17,007,936
High Yield, Class NAV, JHBT (MIM US) (B)	5,015,613	15,197,308
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,865,071	26,702,462
Alternative and specialty - 3.4%
Diversified Macro, Class NAV, JHIT (Graham)	1,645,679	15,025,045
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	7,445,006	104,974,585

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,361,838,489)		$3,493,500,894
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,438	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	57,902	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,608	0
Genting Hong Kong, Ltd. (C)(D)	102,729	0
Peace Mark Holdings, Ltd. (C)(D)	33,620	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	405,556	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,092	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,157	0
Ezion Holdings, Ltd. (C)(D)	210,318	0
Ezra Holdings, Ltd. (C)(D)	81,996	0
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Lightstream Resources, Ltd. (C)(D)	14,190	$0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (D)	1,937	15,736
Peninsula Energy, Ltd. (D)	2,110	614
Sakari Resources, Ltd. (C)(D)(E)	215,623	82,784
Savannah Energy PLC (D)	9,979	911
Swiber Holdings, Ltd. (C)(D)	23,955	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	315	0
Convoy Global Holdings, Ltd. (C)(D)	117,671	0
Good Resources Holdings, Ltd. (C)(D)	50,431	0
TT Hellenic Postbank SA (C)(D)	3,871	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	338	0
Galapagos NV (D)	328	9,282
Pihlajalinna OYJ	120	1,504
Zenith Capital Corp. (D)	990	50
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,124	0
Carillion PLC (C)(D)	21,342	0
CW Group Holdings, Ltd. (C)(D)	25,215	0
Gold-Finance Holdings, Ltd. (C)(D)	39,971	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,470	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,721	0
DMX Technologies Group, Ltd. (C)(D)	6,351	0
MH Development, Ltd. (C)(D)	23,161	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,308	5,072
Danakali, Ltd. (D)	3,180	98
EcoGreen International Group, Ltd. (C)(D)	14,195	0
Firefinch, Ltd. (C)(D)	7,613	164
Fraser Papers Holdings, Inc. (C)(D)	897	0
Hanfeng Evergreen, Inc. (C)(D)	691	0
Midas Holdings, Ltd. (C)(D)	46,508	0
Orbite Technologies, Inc. (C)(D)	19,705	0
Ten Sixty Four, Ltd. (C)(D)	14,533	893
Up Energy Development Group, Ltd. (C)(D)	167,728	0
Victoria Gold Corp. (C)(D)	62	10
Wiluna Mining Corp., Ltd. (C)(D)	1,869	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,362	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	10,348	0

TOTAL COMMON STOCKS (Cost $121,573)		$117,118
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$18,137,100	$4,250,665
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	24,435,800	6,034,257
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	20,368,300	5,293,371
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	10,095,400	2,783,500

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,151,488)		$18,361,793
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	9,047	866
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	9,958	24
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	414	0
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	1,065	780

TOTAL WARRANTS (Cost $1,069)		$1,670
RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,625	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	191	8

TOTAL RIGHTS (Cost $0)		$8
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (G)(H)	5,534	55,341

TOTAL SHORT-TERM INVESTMENTS (Cost $55,341)		$55,341
Total investments (Cost $2,383,167,960) - 100.0%		$3,512,036,824
Other assets and liabilities, net - 0.0%		222,147
TOTAL NET ASSETS - 100.0%		$3,512,258,971
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%
Equity - 81.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,742,431	$956,473,216
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	28,374,501	260,761,666
Disciplined Value, Class NAV, JHF III (Boston Partners)	36,515,089	1,045,792,139
Disciplined Value International, Class NAV, JHIT (Boston Partners)	41,849,674	781,333,411
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	23,444,961	329,870,600
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,147,708	528,644,469
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	15,300,300	$203,340,982
International Dynamic Growth, Class NAV, JHIT (Axiom)	30,354,875	596,473,300
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	61,185,258	868,218,816
Mid Cap Growth, Class NAV, JHIT (Wellington)	15,781,228	321,147,990
Mid Value, Class NAV, JHF II (T. Rowe Price)	29,330,986	489,240,843
Multifactor Emerging Markets ETF, JHETF (DFA)	4,255,595	174,181,503
Small Cap Core, Class NAV, JHIT (MIM US) (B)	15,533,636	297,313,799
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	26,355,918	394,548,090
Fixed income - 13.1%
Bond, Class NAV, JHSB (MIM US) (B)	35,433,269	479,766,468
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	19,133,427	157,085,433
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,053,015	117,989,657
High Yield, Class NAV, JHBT (MIM US) (B)	36,575,974	110,825,200
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,697,696	118,342,526
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	17,322,076	178,937,046
Alternative and specialty - 2.9%
Diversified Macro, Class NAV, JHIT (Graham)	4,655,991	42,509,198
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	15,166,213	213,843,604

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,237,239,679)		$8,666,639,956
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	7,240	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	121,915	0
Calida Holding AG	1	22
EganaGoldpfeil Holdings, Ltd. (C)(D)	51,814	0
Genting Hong Kong, Ltd. (C)(D)	216,301	0
Peace Mark Holdings, Ltd. (C)(D)	70,791	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	853,924	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	4,404	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	221,414	0
Ezion Holdings, Ltd. (C)(D)	442,837	0
Ezra Holdings, Ltd. (C)(D)	172,645	0
Lightstream Resources, Ltd. (C)(D)	29,877	0
Manitok Energy, Inc. (C)(D)	66	0
Paladin Energy, Ltd. (D)	4,079	33,137
Peninsula Energy, Ltd. (D)	4,443	1,293
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Sakari Resources, Ltd. (C)(D)(E)	489,868	$188,080
Savannah Energy PLC (D)	21,010	1,919
Swiber Holdings, Ltd. (C)(D)	50,438	0
VAALCO Energy, Inc.	1	5
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	661	0
Convoy Global Holdings, Ltd. (C)(D)	247,765	0
Good Resources Holdings, Ltd. (C)(D)	106,185	0
TT Hellenic Postbank SA (C)(D)	8,153	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	714	0
Galapagos NV (D)	688	19,469
Pihlajalinna OYJ	254	3,183
Zenith Capital Corp. (D)	2,086	104
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	478,224	0
Carillion PLC (C)(D)	44,938	0
CW Group Holdings, Ltd. (C)(D)	53,091	0
Gold-Finance Holdings, Ltd. (C)(D)	84,162	0
Hsin Chong Group Holdings, Ltd. (C)(D)	289,451	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	49,947	0
DMX Technologies Group, Ltd. (C)(D)	13,373	0
MH Development, Ltd. (C)(D)	48,767	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	126,980	10,678
Danakali, Ltd. (D)	6,694	207
EcoGreen International Group, Ltd. (C)(D)	29,890	0
Firefinch, Ltd. (C)(D)	16,029	346
Fraser Papers Holdings, Inc. (C)(D)	1,888	0
Hanfeng Evergreen, Inc. (C)(D)	1,455	0
Midas Holdings, Ltd. (C)(D)	97,926	0
Orbite Technologies, Inc. (C)(D)	41,492	0
Ten Sixty Four, Ltd. (C)(D)	30,600	1,880
Up Energy Development Group, Ltd. (C)(D)	353,161	0
Victoria Gold Corp. (C)(D)	132	21
Wiluna Mining Corp., Ltd. (C)(D)	3,934	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	7,079	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	21,788	0

TOTAL COMMON STOCKS (Cost $271,260)		$260,344
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$52,835,565	52,682,693
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	65,467,244	$65,673,615
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	55,067,360	56,051,860
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	47,038,900	11,024,178
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	64,201,900	15,854,230
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	53,515,500	13,907,758
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	26,182,800	7,219,111

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $228,609,339)		$222,413,445
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	19,048	1,823
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	20,969	51
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	993	0
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	2,244	1,644

TOTAL WARRANTS (Cost $2,259)		$3,518
RIGHTS - 0.0%
Intercell AG (C)(D)(F)	3,421	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	403	16

TOTAL RIGHTS (Cost $0)		$16
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (G)(H)	15,684	156,849

TOTAL SHORT-TERM INVESTMENTS (Cost $156,848)		$156,849
Total investments (Cost $6,466,279,385) - 100.0%		$8,889,474,128
Other assets and liabilities, net - 0.0%		927,075
TOTAL NET ASSETS - 100.0%		$8,890,401,203
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.2%
Equity - 63.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,742,763	$538,896,303
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	29,836,544	274,197,841
Disciplined Value, Class NAV, JHF III (Boston Partners)	20,672,428	592,058,348
Disciplined Value International, Class NAV, JHIT (Boston Partners)	26,198,445	489,124,971
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	13,707,947	$192,870,813
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,810,876	281,852,399
Global Equity, Class NAV, JHF II (MIM US) (B)	12,056,710	160,233,678
International Dynamic Growth, Class NAV, JHIT (Axiom)	19,546,185	384,082,530
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,418,978	545,165,292
Mid Cap Growth, Class NAV, JHIT (Wellington)	9,921,715	201,906,901
Mid Value, Class NAV, JHF II (T. Rowe Price)	19,155,496	319,513,669
Multifactor Emerging Markets ETF, JHETF (DFA)	3,089,370	126,447,914
Small Cap Core, Class NAV, JHIT (MIM US) (B)	9,340,628	178,779,612
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	30,148,902	451,329,059
Fixed income - 29.4%
Bond, Class NAV, JHSB (MIM US) (B)	48,759,421	660,202,559
Core Bond, Class NAV, JHF II (Allspring Investments)	24,051,669	264,327,842
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	30,759,901	252,538,789
Floating Rate Income, Class NAV, JHF II (Bain Capital)	27,817,275	204,456,970
High Yield, Class NAV, JHBT (MIM US) (B)	64,120,198	194,284,201
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	23,602,015	219,970,783
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	40,059,703	413,816,733
Alternative and specialty - 2.8%
Diversified Macro, Class NAV, JHIT (Graham)	4,014,794	36,655,069
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	9,427,311	132,925,082
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,486,140	36,709,054

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,642,778,343)		$7,152,346,412
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,449	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	58,093	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,690	0
Genting Hong Kong, Ltd. (C)(D)	103,069	0
Peace Mark Holdings, Ltd. (C)(D)	33,732	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	406,897	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,099	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,505	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Ezion Holdings, Ltd. (C)(D)	211,013	$0
Ezra Holdings, Ltd. (C)(D)	82,267	0
Lightstream Resources, Ltd. (C)(D)	14,237	0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (D)	1,943	15,785
Peninsula Energy, Ltd. (D)	2,117	616
Sakari Resources, Ltd. (C)(D)(E)	303,543	116,541
Savannah Energy PLC (D)	10,012	914
Swiber Holdings, Ltd. (C)(D)	24,034	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	316	0
Convoy Global Holdings, Ltd. (C)(D)	118,060	0
Good Resources Holdings, Ltd. (C)(D)	50,597	0
TT Hellenic Postbank SA (C)(D)	3,884	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	339	0
Galapagos NV (D)	329	9,310
Pihlajalinna OYJ	120	1,504
Zenith Capital Corp. (D)	993	50
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,875	0
Carillion PLC (C)(D)	21,413	0
CW Group Holdings, Ltd. (C)(D)	25,299	0
Gold-Finance Holdings, Ltd. (C)(D)	40,103	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,924	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,799	0
DMX Technologies Group, Ltd. (C)(D)	6,372	0
MH Development, Ltd. (C)(D)	23,237	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,507	5,088
Danakali, Ltd. (D)	3,190	99
EcoGreen International Group, Ltd. (C)(D)	14,242	0
Firefinch, Ltd. (C)(D)	7,638	165
Fraser Papers Holdings, Inc. (C)(D)	900	0
Hanfeng Evergreen, Inc. (C)(D)	693	0
Midas Holdings, Ltd. (C)(D)	46,662	0
Orbite Technologies, Inc. (C)(D)	19,770	0
Ten Sixty Four, Ltd. (C)(D)	14,581	896
Up Energy Development Group, Ltd. (C)(D)	168,283	0
Victoria Gold Corp. (C)(D)	62	10
Wiluna Mining Corp., Ltd. (C)(D)	1,875	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,373	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	10,382	0

TOTAL COMMON STOCKS (Cost $159,069)		$150,978
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$90,653,738	$90,391,444
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	114,207,170	114,567,183
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	94,666,823	96,359,285
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	61,019,100	14,300,620
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	82,860,500	20,461,846
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	69,068,300	17,949,663
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	33,964,300	9,364,623

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $371,560,266)		$363,394,664
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	9,077	869
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	9,991	24
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	786	0
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	1,069	783

TOTAL WARRANTS (Cost $1,102)		$1,676
RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,630	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	192	8

TOTAL RIGHTS (Cost $0)		$8
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (G)(H)	14,523	145,244

TOTAL SHORT-TERM INVESTMENTS (Cost $145,244)		$145,244
Total investments (Cost $6,014,644,024) - 100.0%		$7,516,038,982
Other assets and liabilities, net - 0.0%		810,705
TOTAL NET ASSETS - 100.0%		$7,516,849,687
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 42.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,196,932	$83,306,444
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	7,093,015	65,184,806
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,542,105	101,445,897
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,338,375	$80,997,453
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,062,443	29,018,570
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	684,237	50,606,146
Global Equity, Class NAV, JHF II (MIM US) (B)	2,965,617	39,413,047
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,616,201	71,058,352
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,755,515	110,050,758
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,159,534	43,946,517
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,169,855	52,873,182
Multifactor Emerging Markets ETF, JHETF (DFA)	553,714	22,663,514
Small Cap Core, Class NAV, JHIT (MIM US) (B)	1,464,558	28,031,637
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,715,169	100,526,087
Fixed income - 47.2%
Bond, Class NAV, JHSB (MIM US) (B)	18,337,223	248,286,005
Core Bond, Class NAV, JHF II (Allspring Investments)	18,647,088	204,931,499
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	12,451,809	102,229,352
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,650,861	85,633,831
High Yield, Class NAV, JHBT (MIM US) (B)	26,762,023	81,088,930
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,606,463	108,172,232
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	13,266,867	137,046,732
Alternative and specialty - 3.4%
Diversified Macro, Class NAV, JHIT (Graham)	1,119,639	10,222,303
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,936,830	27,309,302
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	2,920,238	30,750,108

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,673,542,807)		$1,914,792,704
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	744	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	12,538	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	5,329	0
Genting Hong Kong, Ltd. (C)(D)	22,245	0
Peace Mark Holdings, Ltd. (C)(D)	7,280	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	87,821	0
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	453	$0
Brightoil Petroleum Holdings, Ltd. (C)(D)	22,771	0
Ezion Holdings, Ltd. (C)(D)	45,543	0
Ezra Holdings, Ltd. (C)(D)	17,756	0
Lightstream Resources, Ltd. (C)(D)	3,073	0
Manitok Energy, Inc. (C)(D)	7	0
Paladin Energy, Ltd. (D)	419	3,404
Peninsula Energy, Ltd. (D)	457	133
Sakari Resources, Ltd. (C)(D)(E)	50,910	19,546
Savannah Energy PLC (D)	2,161	197
Swiber Holdings, Ltd. (C)(D)	5,187	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	68	0
Convoy Global Holdings, Ltd. (C)(D)	25,481	0
Good Resources Holdings, Ltd. (C)(D)	10,920	0
TT Hellenic Postbank SA (C)(D)	838	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	73	0
Galapagos NV (D)	71	2,009
Pihlajalinna OYJ	26	326
Zenith Capital Corp. (D)	214	11
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	49,183	0
Carillion PLC (C)(D)	4,622	0
CW Group Holdings, Ltd. (C)(D)	5,460	0
Gold-Finance Holdings, Ltd. (C)(D)	8,655	0
Hsin Chong Group Holdings, Ltd. (C)(D)	29,768	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	5,137	0
DMX Technologies Group, Ltd. (C)(D)	1,375	0
MH Development, Ltd. (C)(D)	5,015	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	13,059	1,098
Danakali, Ltd. (D)	689	21
EcoGreen International Group, Ltd. (C)(D)	3,074	0
Firefinch, Ltd. (C)(D)	1,648	36
Fraser Papers Holdings, Inc. (C)(D)	194	0
Hanfeng Evergreen, Inc. (C)(D)	150	0
Midas Holdings, Ltd. (C)(D)	10,071	0
Orbite Technologies, Inc. (C)(D)	4,267	0
Ten Sixty Four, Ltd. (C)(D)	3,147	193
Up Energy Development Group, Ltd. (C)(D)	36,321	0
Victoria Gold Corp. (C)(D)	13	2
Wiluna Mining Corp., Ltd. (C)(D)	405	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	728	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	2,241	$0

TOTAL COMMON STOCKS (Cost $28,120)		$26,976
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$36,769,478	36,663,090
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	46,320,445	46,466,460
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	38,395,414	39,081,850
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	11,384,300	2,668,059
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	15,560,000	3,842,438
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	12,969,900	3,370,654
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	6,336,700	1,747,152

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $135,037,833)		$133,839,703
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,959	187
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	2,156	5
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	231	169

TOTAL WARRANTS (Cost $224)		$361
RIGHTS - 0.0%
Intercell AG (C)(D)(F)	352	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	41	2

TOTAL RIGHTS (Cost $0)		$2
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (G)(H)	4,689	46,896

TOTAL SHORT-TERM INVESTMENTS (Cost $46,895)		$46,896
Total investments (Cost $1,808,655,879) - 100.0%		$2,048,706,642
Other assets and liabilities, net - 0.0%		249,557
TOTAL NET ASSETS - 100.0%		$2,048,956,199
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.3%
Equity - 22.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	270,802	$18,847,819
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,954,092	27,148,107
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	858,402	$24,584,625
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,205,928	22,514,685
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	533,022	7,499,614
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	303,109	22,417,916
Global Equity, Class NAV, JHF II (MIM US) (B)	1,216,621	16,168,892
International Dynamic Growth, Class NAV, JHIT (Axiom)	961,453	18,892,558
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,211,505	73,951,254
Mid Cap Growth, Class NAV, JHIT (Wellington)	807,084	16,424,157
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,159,309	19,337,269
Small Cap Core, Class NAV, JHIT (MIM US) (B)	734,042	14,049,558
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,070,545	60,936,059
Fixed income - 65.8%
Bond, Class NAV, JHSB (MIM US) (B)	19,669,965	266,331,322
Core Bond, Class NAV, JHF II (Allspring Investments)	20,732,679	227,852,142
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	12,157,877	99,816,167
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,746,151	86,334,209
High Yield, Class NAV, JHBT (MIM US) (B)	26,993,473	81,790,224
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,308,903	114,718,972
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	12,392,687	128,016,456
Alternative and specialty - 2.0%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	2,903,404	30,572,848

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,325,834,183)		$1,378,204,853
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$44,798,174	44,668,557
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	56,086,100	56,262,899
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	46,694,621	47,529,432

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $147,718,472)		$148,460,888
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (G)(H)	4,061	40,616
8	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $40,615)	$40,616
Total investments (Cost $1,473,593,270) - 100.0%	$1,526,706,357
Other assets and liabilities, net - 0.0%	505,434
TOTAL NET ASSETS - 100.0%	$1,527,211,791
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	Restricted security as to resale.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 5-31-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,493,500,894	$3,493,500,894	—	—
Common stocks	117,118	15,736	$12,459	$88,923
U.S. Government and Agency obligations	18,361,793	—	18,361,793	—
Warrants	1,670	890	780	—
Rights	8	—	8	—
Short-term investments	55,341	55,341	—	—
Total investments in securities	$3,512,036,824	$3,493,572,861	$18,375,040	$88,923

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
10	|

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Growth Portfolio (continued)
Affiliated investment companies	$8,666,639,956	$8,666,639,956	—	—
Common stocks	260,344	33,142	$26,197	$201,005
U.S. Government and Agency obligations	222,413,445	—	222,413,445	—
Warrants	3,518	1,874	1,644	—
Rights	16	—	16	—
Short-term investments	156,849	156,849	—	—
Total investments in securities	$8,889,474,128	$8,666,831,821	$222,441,302	$201,005

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,152,346,412	$7,152,346,412	—	—
Common stocks	150,978	15,785	$12,493	$122,700
U.S. Government and Agency obligations	363,394,664	—	363,394,664	—
Warrants	1,676	893	783	—
Rights	8	—	8	—
Short-term investments	145,244	145,244	—	—
Total investments in securities	$7,516,038,982	$7,152,508,334	$363,407,948	$122,700

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,914,792,704	$1,914,792,704	—	—
Common stocks	26,976	3,404	$2,697	$20,875
U.S. Government and Agency obligations	133,839,703	—	133,839,703	—
Warrants	361	192	169	—
Rights	2	—	2	—
Short-term investments	46,896	46,896	—	—
Total investments in securities	$2,048,706,642	$1,914,843,196	$133,842,571	$20,875

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,378,204,853	$1,378,204,853	—	—
U.S. Government and Agency obligations	148,460,888	—	$148,460,888	—
Short-term investments	40,616	40,616	—	—
Total investments in securities	$1,526,706,357	$1,378,245,469	$148,460,888	—
Level 3 includes  securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	5,967,698	$385,700,595	$39,590,338	$(19,465,851)	$7,261,962	$2,264,760	—	$33,989,037	$415,351,804
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	13,378,067	$134,996,120	$20,378,705	$(24,338,472)	$(1,257,977)	$(6,833,938)	$2,413,585	$15,874,292	$122,944,438
Disciplined Value	16,550,437	429,787,040	31,767,106	(48,964,320)	8,406,673	53,008,005	3,945,136	23,813,701	474,004,504
Disciplined Value International	17,838,799	297,357,638	25,200,522	(28,746,201)	7,435,522	31,802,902	7,216,549	17,983,973	333,050,383
Diversified Macro	1,645,679	24,445,280	62,266	(10,610,625)	(1,007,098)	2,135,222	62,266	—	15,025,045
Diversified Real Assets	7,445,006	123,777,554	19,691,750	(49,824,058)	10,991,492	337,847	4,482,783	15,097,531	104,974,585
Emerging Markets Debt	2,071,612	15,839,989	2,453,275	(1,727,052)	48,356	393,368	696,730	—	17,007,936
Emerging Markets Equity	12,305,926	142,762,793	3,020,112	(17,363,004)	3,790,610	40,933,866	3,020,112	—	173,144,377
Fundamental Large Cap Core	4,233,210	301,054,187	32,382,538	(15,433,594)	4,914,448	(9,829,345)	1,638,189	29,638,553	313,088,234
High Yield	5,015,613	7,947,308	8,738,682	(1,255,746)	(20,288)	(212,648)	579,445	—	15,197,308
International Dynamic Growth	14,211,077	224,996,517	8,288,150	(18,726,073)	7,252,420	57,436,654	1,882,657	4,935,533	279,247,668
International Strategic Equity Allocation	27,512,697	312,677,485	41,255,906	(27,032,963)	5,835,269	57,669,478	9,051,521	—	390,405,175
John Hancock Collateral Trust	5,534	1,225	6,547,306	(6,493,197)	8	(1)	2,466	—	55,341
Mid Cap Growth	7,600,259	142,397,100	13,844,898	(8,297,051)	463,118	6,257,210	—	13,437,152	154,665,275
Mid Value	14,009,783	225,453,976	22,100,057	(28,320,880)	1,224,005	13,226,022	3,004,877	19,095,180	233,683,180
Multifactor Emerging Markets ETF	2,195,740	65,960,377	5,606,628	(5,477,389)	1,202,520	22,579,502	1,029,387	—	89,871,638
Short Duration Bond	2,865,071	54,705,694	4,227,185	(31,879,091)	208,666	(559,992)	1,182,672	—	26,702,462
Small Cap Core	7,741,264	141,415,245	6,844,613	(18,907,244)	2,650,935	16,164,243	248,292	5,916,069	148,167,792
U.S. Sector Rotation	12,489,585	198,180,119	24,732,172	(55,429,277)	15,439,156	4,046,920	1,663,337	10,559,752	186,969,090
					$74,839,797	$290,820,075	$42,120,004	$190,340,773	$3,493,556,235
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	13,742,431	$902,544,077	$83,224,010	$(51,480,537)	$22,249,137	$(63,471)	—	$78,489,385	$956,473,216
Bond	35,433,269	539,566,194	18,302,745	(74,806,091)	(12,361,080)	9,064,700	$18,302,745	—	479,766,468
Capital Appreciation Value	28,374,501	301,138,856	41,666,732	(62,908,248)	(4,453,558)	(14,682,116)	5,433,074	35,733,657	260,761,666
Disciplined Value	36,515,089	960,721,417	65,993,676	(117,397,306)	28,728,603	107,745,749	8,739,146	52,751,390	1,045,792,139
Disciplined Value International	41,849,674	704,998,100	59,488,625	(76,403,251)	20,821,701	72,428,236	17,035,464	42,453,161	781,333,411
Diversified Macro	4,655,991	106,411,806	270,275	(67,187,032)	(7,315,737)	10,329,886	270,275	—	42,509,198
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Real Assets	15,166,213	$259,009,733	$41,045,793	$(109,104,640)	$23,727,222	$(834,504)	$9,397,162	$31,648,631	$213,843,604
Emerging Markets Debt	19,133,427	138,559,054	21,107,834	(6,599,616)	(902,389)	4,920,550	6,151,903	—	157,085,433
Emerging Markets Equity	23,444,961	274,539,008	5,810,002	(35,931,239)	8,010,268	77,442,561	5,810,002	—	329,870,600
Floating Rate Income	16,053,015	125,132,460	8,550,712	(11,661,319)	(566,347)	(3,465,849)	5,977,507	—	117,989,657
Fundamental Large Cap Core	7,147,708	522,068,517	53,672,982	(38,434,208)	10,551,946	(19,214,768)	2,811,242	50,861,740	528,644,469
Global Equity	15,300,300	233,269,379	18,695,217	(52,091,140)	6,050,589	(2,583,063)	2,924,727	15,770,491	203,340,982
High Yield	36,575,974	108,211,906	5,634,009	(1,230,629)	(108,669)	(1,681,417)	5,634,009	—	110,825,200
International Dynamic Growth	30,354,875	482,426,079	15,045,048	(39,439,873)	15,399,137	123,042,909	4,034,579	10,576,968	596,473,300
International Strategic Equity Allocation	61,185,258	705,427,277	85,742,096	(65,559,061)	14,685,992	127,922,512	20,417,567	—	868,218,816
John Hancock Collateral Trust	15,684	1,311	19,565,925	(19,410,304)	(83)	—	9,045	—	156,849
Mid Cap Growth	15,781,228	306,784,020	28,425,859	(27,791,019)	2,063,887	11,665,243	—	28,425,858	321,147,990
Mid Value	29,330,986	480,662,875	47,009,566	(68,972,442)	3,172,280	27,368,564	6,391,747	40,617,818	489,240,843
Multifactor Emerging Markets ETF	4,255,595	126,225,115	12,319,306	(10,342,759)	2,324,560	43,655,281	1,972,733	—	174,181,503
Short Duration Bond	12,697,696	134,346,190	6,790,969	(21,326,890)	277,117	(1,744,860)	4,654,408	—	118,342,526
Small Cap Core	15,533,636	291,600,705	14,946,021	(47,698,327)	7,440,660	31,024,740	507,998	12,104,098	297,313,799
Strategic Income Opportunities	17,322,076	195,440,961	5,448,612	(23,012,148)	132,558	927,063	5,448,612	—	178,937,046
U.S. Sector Rotation	26,355,918	414,463,109	72,422,948	(132,099,338)	35,586,873	4,174,498	3,456,481	21,943,587	394,548,090
					$175,514,667	$607,442,444	$135,380,426	$421,376,784	$8,666,796,805
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	7,742,763	$512,175,198	$55,659,743	$(42,095,037)	$14,311,297	$(1,154,898)	—	$44,584,691	$538,896,303
Bond	48,759,421	699,858,430	24,388,180	(59,632,785)	(9,727,067)	5,315,801	$24,388,181	—	660,202,559
Capital Appreciation Value	29,836,544	331,589,785	44,951,249	(81,051,337)	(6,140,373)	(15,151,483)	5,932,544	39,018,705	274,197,841
Core Bond	24,051,669	278,229,602	12,451,545	(24,537,406)	(1,911,266)	95,367	8,435,122	—	264,327,842
Disciplined Value	20,672,428	551,712,192	40,730,635	(79,138,988)	23,716,457	55,038,052	4,970,153	30,000,925	592,058,348
Disciplined Value International	26,198,445	446,323,671	37,348,373	(53,220,008)	15,378,164	43,294,771	10,695,270	26,653,104	489,124,971
Diversified Macro	4,014,794	111,205,185	323,236	(78,708,504)	(5,029,157)	8,864,309	323,236	—	36,655,069
Diversified Real Assets	9,427,311	169,949,899	26,383,808	(77,833,756)	17,206,960	(2,781,829)	6,040,398	20,343,410	132,925,082
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	30,759,901	$241,501,652	$17,325,089	$(13,174,114)	$(2,117,266)	$9,003,428	$10,409,057	—	$252,538,789
Emerging Markets Equity	13,707,947	164,030,967	3,857,880	(25,232,186)	5,800,001	44,414,151	3,439,096	—	192,870,813
Floating Rate Income	27,817,275	221,503,844	10,363,269	(20,461,376)	(764,441)	(6,184,326)	10,363,269	—	204,456,970
Fundamental Large Cap Core	3,810,876	276,183,891	29,639,978	(19,719,950)	6,257,548	(10,509,068)	1,477,950	$26,739,474	281,852,399
Global Equity	12,056,710	197,171,864	15,514,403	(55,730,352)	7,233,180	(3,955,417)	2,427,112	13,087,290	160,233,678
High Yield	64,120,198	190,277,008	12,613,622	(5,495,248)	(481,752)	(2,629,429)	9,772,740	—	194,284,201
International Dynamic Growth	19,546,185	312,647,910	14,700,645	(33,009,516)	12,695,149	77,048,342	2,628,847	6,891,731	384,082,530
International Strategic Equity Allocation	38,418,978	402,124,779	102,747,152	(43,966,243)	10,102,672	74,156,932	11,483,896	—	545,165,292
John Hancock Collateral Trust	14,523	1,305	40,259,874	(40,116,261)	327	(1)	22,042	—	145,244
Mid Cap Growth	9,921,715	195,892,598	18,741,591	(21,669,296)	3,248,312	5,693,696	—	17,938,186	201,906,901
Mid Value	19,155,496	316,207,415	30,248,785	(47,411,484)	3,710,916	16,758,037	4,112,835	26,135,951	319,513,669
Multi-Asset High Income	3,486,140	37,385,227	1,423,794	(3,519,635)	70,346	1,349,322	1,423,794	—	36,709,054
Multifactor Emerging Markets ETF	3,089,370	75,447,675	27,938,988	(6,868,942)	1,519,227	28,410,966	1,172,025	—	126,447,914
Short Duration Bond	23,602,015	265,518,547	11,073,818	(53,913,237)	(1,862,887)	(845,458)	9,204,896	—	219,970,783
Small Cap Core	9,340,628	165,442,680	11,288,873	(20,875,580)	2,868,197	20,055,442	282,624	6,734,109	178,779,612
Strategic Income Opportunities	40,059,703	435,781,701	14,400,244	(38,782,190)	106,075	2,310,903	12,488,703	—	413,816,733
U.S. Sector Rotation	30,148,902	433,084,358	58,815,061	(86,903,265)	21,991,532	24,341,373	3,504,956	22,251,333	451,329,059
					$118,182,151	$372,938,983	$144,998,746	$280,378,909	$7,152,491,656
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	1,196,932	$78,515,873	$12,517,774	$(9,865,432)	$3,532,187	$(1,393,958)	—	$6,904,985	$83,306,444
Bond	18,337,223	265,419,666	9,070,425	(24,701,063)	(3,851,986)	2,348,963	$9,070,426	—	248,286,005
Capital Appreciation Value	7,093,015	89,199,645	11,920,888	(29,879,302)	(1,687,934)	(4,368,491)	1,573,287	10,347,600	65,184,806
Core Bond	18,647,088	217,428,217	8,186,709	(19,313,226)	(2,657,779)	1,287,578	6,581,296	—	204,931,499
Disciplined Value	3,542,105	98,365,744	7,628,566	(18,187,570)	3,595,464	10,043,693	888,986	5,366,114	101,445,897
Disciplined Value International	4,338,375	75,892,112	6,401,995	(11,176,574)	2,955,562	6,924,358	1,833,308	4,568,687	80,997,453
Diversified Macro	1,119,639	31,580,315	92,932	(22,499,843)	(1,241,637)	2,290,536	92,933	—	10,222,303
Diversified Real Assets	1,936,830	31,798,527	4,931,968	(12,562,831)	2,954,168	187,470	1,129,141	3,802,827	27,309,302
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	12,451,809	$102,389,906	$4,504,021	$(7,563,621)	$(1,165,522)	$4,064,568	$4,336,955	—	$102,229,352
Emerging Markets Equity	2,062,443	26,523,303	864,356	(6,123,531)	1,292,718	6,461,724	554,719	—	29,018,570
Floating Rate Income	11,650,861	94,313,276	4,356,025	(10,118,397)	(1,019,043)	(1,898,030)	4,356,026	—	85,633,831
Fundamental Large Cap Core	684,237	49,966,028	6,010,853	(4,559,555)	816,807	(1,627,987)	271,198	$4,906,579	50,606,146
Global Equity	2,965,617	50,775,961	4,053,695	(16,249,482)	2,203,467	(1,370,594)	617,406	3,329,127	39,413,047
High Yield	26,762,023	80,408,841	5,689,867	(3,683,470)	(380,570)	(945,738)	4,134,170	—	81,088,930
International Dynamic Growth	3,616,201	60,915,574	4,409,149	(11,279,358)	1,102,383	15,910,604	506,786	1,328,579	71,058,352
International Strategic Equity Allocation	7,755,515	74,716,485	29,369,367	(10,035,783)	2,578,470	13,422,219	2,116,856	—	110,050,758
John Hancock Collateral Trust	4,689	1,223	11,476,980	(11,431,286)	(20)	(1)	6,849	—	46,896
Mid Cap Growth	2,159,534	43,317,766	5,669,673	(6,995,264)	1,510,921	443,421	—	3,968,426	43,946,517
Mid Value	3,169,855	54,394,973	5,623,055	(10,548,471)	1,363,463	2,040,162	705,555	4,483,612	52,873,182
Multi-Asset High Income	2,920,238	31,736,691	1,191,905	(3,389,590)	89,694	1,121,408	1,191,906	—	30,750,108
Multifactor Emerging Markets ETF	553,714	12,265,410	7,027,599	(1,709,801)	407,424	4,672,882	187,559	—	22,663,514
Short Duration Bond	11,606,463	122,474,556	4,721,378	(17,713,360)	(1,133,761)	(176,581)	4,320,119	—	108,172,232
Small Cap Core	1,464,558	24,265,384	4,134,523	(3,964,231)	413,821	3,182,140	41,197	981,606	28,031,637
Strategic Income Opportunities	13,266,867	146,370,968	4,163,744	(14,346,140)	109,752	748,408	4,163,743	—	137,046,732
U.S. Sector Rotation	6,715,169	95,186,580	17,018,701	(21,956,349)	4,628,569	5,648,586	768,633	4,879,692	100,526,087
					$16,416,618	$69,017,340	$49,449,054	$54,867,834	$1,914,839,600
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	270,802	$18,643,325	$4,595,957	$(4,913,279)	$1,030,336	$(508,520)	—	$1,640,620	$18,847,819
Bond	19,669,965	282,184,493	11,002,419	(25,275,113)	(3,896,658)	2,316,181	$9,667,788	—	266,331,322
Capital Appreciation Value	2,954,092	41,168,706	5,871,358	(16,894,226)	(857,409)	(2,140,322)	734,678	4,832,019	27,148,107
Core Bond	20,732,679	239,739,989	10,625,759	(21,008,082)	(2,880,018)	1,374,494	7,269,499	—	227,852,142
Disciplined Value	858,402	24,799,415	3,238,582	(6,880,201)	1,243,168	2,183,661	225,684	1,362,276	24,584,625
Disciplined Value International	1,205,928	21,777,727	2,417,674	(4,450,667)	1,181,955	1,587,996	516,652	1,287,520	22,514,685
Emerging Markets Debt	12,157,877	102,695,930	4,306,490	(10,120,190)	(1,114,320)	4,048,257	4,306,493	—	99,816,167
Emerging Markets Equity	533,022	6,259,410	553,057	(1,275,976)	330,519	1,632,604	134,194	—	7,499,614
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	11,746,151	$95,106,530	$5,227,438	$(11,097,382)	$(913,056)	$(1,989,321)	$4,356,005	—	$86,334,209
Fundamental Large Cap Core	303,109	23,373,709	4,197,570	(4,833,471)	795,292	(1,115,184)	124,518	$2,252,816	22,417,916
Global Equity	1,216,621	21,794,832	2,701,066	(8,721,940)	1,060,503	(665,569)	266,462	1,436,798	16,168,892
High Yield	26,993,473	80,901,063	6,542,244	(4,317,877)	(232,419)	(1,102,787)	4,164,324	—	81,790,224
International Dynamic Growth	961,453	16,619,099	2,124,619	(4,388,694)	438,150	4,099,384	136,693	358,351	18,892,558
International Strategic Equity Allocation	5,211,505	51,426,220	20,664,264	(9,015,174)	2,665,453	8,210,491	1,456,463	—	73,951,254
John Hancock Collateral Trust	4,061	1,218	4,334,679	(4,295,277)	(4)	—	7,113	—	40,616
Mid Cap Growth	807,084	16,774,826	3,106,449	(4,183,183)	666,337	59,728	—	1,561,085	16,424,157
Mid Value	1,159,309	20,506,462	3,400,395	(5,856,644)	670,379	616,677	268,544	1,706,521	19,337,269
Multi-Asset High Income	2,903,404	31,725,907	1,190,785	(3,554,110)	93,934	1,116,332	1,190,784	—	30,572,848
Short Duration Bond	12,308,903	131,267,526	6,320,661	(21,489,277)	(1,231,997)	(147,941)	4,600,665	—	114,718,972
Small Cap Core	734,042	14,939,662	2,365,654	(5,192,409)	122,166	1,814,485	25,720	612,837	14,049,558
Strategic Income Opportunities	12,392,687	134,482,947	4,241,688	(11,512,221)	110,277	693,765	3,859,802	—	128,016,456
U.S. Sector Rotation	4,070,545	52,040,356	11,528,095	(9,036,816)	1,686,326	4,718,098	405,745	2,575,887	60,936,059
					$968,914	$26,802,509	$43,717,826	$19,626,730	$1,378,245,469
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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